GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2023
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Employee compensation and benefits	$172	$90	$318	$181
Management fees	77	72	153	142
Professional fees	40	25	78	46
Facilities and technology	12	10	26	20
Transaction costs	17	11	28	15
Other	34	26	81	62
Total general and administrative expense	$352	$234	$684	$466